Transition disclosures - Classification and measurement detail - Financial assets (Details) - GBP (£) £ in Millions	Jan. 01, 2018	Dec. 31, 2017
Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		£ 1,129,343
Transfer out:
IFRS 9 Impairment change	£ 1,859
Total, IFRS 9 carrying amount	1,127,536
Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		0
IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	67
IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(15)
Reverse repurchase agreements [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	11,949
Reverse repurchase agreements [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Reverse repurchase agreements [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Reverse repurchase agreements [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	11,949
Reverse repurchase agreements [member] | Measurement [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		77,172
Transfer out:
IFRS 9 Impairment change	5
Total, IFRS 9 carrying amount	74,769
Cash collateral and settlement balances [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	2,398
Cash collateral and settlement balances [member] | Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		77,172
Cash collateral and settlement balances [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	0
Cash collateral and settlement balances [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	0
Cash collateral and settlement balances [member] | IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(2,398)
Cash collateral and settlement balances [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	2,398
Cash collateral and settlement balances [member] | Measurement [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Other assets [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		4,003
Transfer out:
IFRS 9 Impairment change	1
Total, IFRS 9 carrying amount	4,119
Other assets [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(28)
Other assets [member] | Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		4,003
Other assets [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From financial assets mandatory at fair value	0
Other assets [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	89
Transfer out:
From financial assets mandatory at fair value	0
Other assets [member] | IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	28
Other assets [member] | Classification [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(28)
Other assets [member] | Measurement [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	0
Financial Investments [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		52,067
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Financial Investments [member] | Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		0
Financial Investments [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(57,463)
Financial Investments [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Financial Investments [member] | IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(1,135)
Financial Investments [member] | Classification [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(1,500)
Financial Investments [member] | Measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Available for sale investments [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		53,854
Available for sale investments [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	838
Available for sale investments [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Available for sale investments [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Available for sale investments [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	838
Available for sale investments [member] | Measurement [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Available for sale investments [member] | Financial assets at amortised cost [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	653
Available for sale investments [member] | Financial assets at amortised cost [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Available for sale investments [member] | Financial assets at amortised cost [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Available for sale investments [member] | Financial assets at amortised cost [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	653
Available for sale investments [member] | Financial assets at amortised cost [member] | Measurement [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		5,109
Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	5,109
Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	5,109
Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Measurement [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		324,590
Transfer out:
IFRS 9 Impairment change	2,502
Total, IFRS 9 carrying amount	317,744
Loans and advances [member] | Financial assets at amortised cost [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To financial assets designated at fair value	15
To financial assets mandatory at fair value	9,252
Transfer out:
From financial assets designated at fair value	(485)
From available for sale (FV)	(653)
From Held to maturity (AC)	(5,109)
Loans and advances [member] | Financial assets at amortised cost [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	5,109
Transfer in:
To financial assets designated at fair value	0
To financial assets mandatory at fair value	0
Transfer out:
From financial assets designated at fair value	0
From available for sale (FV)	0
From Held to maturity (AC)	(5,109)
Loans and advances [member] | Financial assets at amortised cost [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets designated at fair value	0
To financial assets mandatory at fair value	0
Transfer out:
From financial assets designated at fair value	0
From available for sale (FV)	0
From Held to maturity (AC)	0
Loans and advances [member] | Financial assets at amortised cost [member] | Classification [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(9,482)
Transfer in:
To financial assets designated at fair value	15
To financial assets mandatory at fair value	9,266
Transfer out:
From financial assets designated at fair value	(485)
From available for sale (FV)	(653)
From Held to maturity (AC)	0
Loans and advances [member] | Financial assets at amortised cost [member] | Measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	29
Transfer in:
To financial assets designated at fair value	0
To financial assets mandatory at fair value	(14)
Transfer out:
From financial assets designated at fair value	0
From available for sale (FV)	0
From Held to maturity (AC)	0
Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount	116,282	116,282
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	140,211
Financial assets at fair value through the income statement [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	(838)
Financial assets at fair value through the income statement [member] | Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		116,282
Financial assets at fair value through the income statement [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From available for sale (FV)	0
Financial assets at fair value through the income statement [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From available for sale (FV)	0
Financial assets at fair value through the income statement [member] | IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	23,929
Financial assets at fair value through the income statement [member] | Classification [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	23,943
Transfer out:
From available for sale (FV)	(838)
Financial assets at fair value through the income statement [member] | Measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(14)
Transfer out:
From available for sale (FV)	0
Financial assets designated at fair value [member]
Transfer out:
Total, IFRS 9 carrying amount	10,000
Financial assets designated at fair value [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		0
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Financial assets designated at fair value [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	105,844
Financial assets designated at fair value [member] | Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		(116,282)
Financial assets designated at fair value [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	105,844
Financial assets designated at fair value [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	0
Financial assets designated at fair value [member] | IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Financial assets designated at fair value [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Financial assets designated at fair value [member] | Measurement [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	514
Transfer out:
From loans and advances at amortised cost	(15)
Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	485
Transfer out:
From loans and advances at amortised cost	(15)
Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Measurement [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	29
Transfer out:
From loans and advances at amortised cost	0
Financial assets mandatory at fair value [member]
Transfer out:
Total, IFRS 9 carrying amount	130,200
Financial assets mandatory at fair value [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	(105,844)
Financial assets mandatory at fair value [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	105,844
Financial assets mandatory at fair value [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	0
Financial assets mandatory at fair value [member] | Classification [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	0
Financial assets mandatory at fair value [member] | Measurement [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	0
Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(9,266)
Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Classification [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(9,266)
Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Measurement [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
Trading portfolio assets [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		113,755
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	114,168
Trading portfolio assets [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(9)
From available for sale (FV)	(9)
Trading portfolio assets [member] | Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		0
Trading portfolio assets [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From financial assets mandatory at fair value	0
From available for sale (FV)	0
Trading portfolio assets [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From financial assets mandatory at fair value	0
From available for sale (FV)	0
Trading portfolio assets [member] | IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	413
Trading portfolio assets [member] | Classification [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(9)
From available for sale (FV)	(9)
Trading portfolio assets [member] | Measurement [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	0
From available for sale (FV)	0
Trading portfolio assets [member] | Financial assets at amortised cost [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	73
Transfer out:
From loans and advances at amortised cost	(478)
Trading portfolio assets [member] | Financial assets at amortised cost [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
Trading portfolio assets [member] | Financial assets at amortised cost [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
Trading portfolio assets [member] | Financial assets at amortised cost [member] | Classification [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	73
Transfer out:
From loans and advances at amortised cost	(478)
Trading portfolio assets [member] | Financial assets at amortised cost [member] | Measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	(11)
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		0
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	53,288
Financial assets at fair value through other comprehensive income [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	(52,354)
Financial assets at fair value through other comprehensive income [member] | Balance sheet presentation changes [member] | Barclays Bank Group [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		£ 0
Financial assets at fair value through other comprehensive income [member] | IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	52,354
Transfer out:
From available for sale (FV)	(52,354)
Financial assets at fair value through other comprehensive income [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From available for sale (FV)	0
Financial assets at fair value through other comprehensive income [member] | IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	934
Financial assets at fair value through other comprehensive income [member] | Classification [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	0
Financial assets at fair value through other comprehensive income [member] | Measurement [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	0
Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Increase (decrease) due to changes in accounting policy [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(934)
Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | IFRSs 9 [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | IFRSs 15 impact [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Classification [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(934)
Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Measurement [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	£ 0